Segment Information - Schedule of Revenues are Attributed to Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues are Attributed to Geographic Areas [Line Items]
Revenue	$ 16,830	$ 13,688	$ 10,008
America [Member]
Schedule of Revenues are Attributed to Geographic Areas [Line Items]
Revenue	5,200	3,082	3,865
United Kingdom [Member]
Schedule of Revenues are Attributed to Geographic Areas [Line Items]
Revenue	9,413	9,380	5,406
France [Member]
Schedule of Revenues are Attributed to Geographic Areas [Line Items]
Revenue	830	582	146
Other Europe [Member]
Schedule of Revenues are Attributed to Geographic Areas [Line Items]
Revenue	$ 1,387	$ 644	$ 591